Customer deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classification:
Financial liabilities at amortized cost	R$ 593,328,796	R$ 605,068,163
Total	593,328,796	605,068,163
Demand deposits
Current accounts (1)	31,906,984	41,297,264
Savings accounts	53,201,292	57,369,286
Time deposits	431,658,793	425,286,952
Repurchase agreements	76,561,727	81,114,661
Comprising:
Backed operations with Private Securities (2)	18,906,726	13,688,402
Backed operations with Government Securities	R$ 57,655,001	R$ 67,426,259